Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	ULTIMUS MANAGERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 15, 2024
Prospectus Date	rr_ProspectusDate	Oct. 15, 2024
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Q3 All-Season Systematic Opportunities Fund (the “Systematic Opportunities Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Systematic Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Systematic Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Systematic Opportunities Fund’s performance. During the most recent fiscal year, the Systematic Opportunities Fund’s portfolio turnover rate was 6,171% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6171.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to the average net assets in the Systematic Opportunities Fund’s Financial Highlights, because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Systematic Opportunities Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Systematic Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Systematic Opportunities Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in a combination of futures contracts on the S&P 500 or NASDAQ (“Index Futures”), and investments, in money market funds, U.S. Treasury securities, and short term bonds (“Fixed Income Investments”). The Fund, however, may invest in exchange-traded funds (“ETFs”) and open-end mutual funds that provide exposure to broad-based U.S. equity securities indices (collectively, with Index Futures, “Portfolio Instruments”) rather than in Index Futures. Investments by the Fund in mutual funds or ETFs would be determined in the discretion of the Adviser based on several factors, including: market volatility, liquidity of trading vehicles, and trade execution costs. The percentage of the Fund’s net assets invested in futures contracts may fluctuate over time but under normal circumstances is generally expected to represent less than 10% of the Fund’s net assets based on mark-to-market values. However, the Fund’s notional exposure from derivative instruments may at times equal 100% of the Fund’s net assets. Under normal circumstances, the balance of the Fund’s net assets generally will be invested in Fixed Income Investments in an effort to generate income for the Fund.

In managing the Fund, the Adviser utilizes a tactical, systematic strategy that relies on a proprietary algorithmic model developed by the Adviser that incorporates mean-reversion analysis (the “Model”). Mean reversion refers to the concept that the market price of a particular equity securities index (“Index Market Exposure”) will, over time, typically return to a price within its recent historical trading range. For example, if the price of a given Index Market Exposure was to drop rapidly, the Model may signal this to be a buying opportunity for that Index Market Exposure, based on the belief that the price for the Index Market Exposure is likely to revert back to a higher price more consistent with the Index Market Exposure’s recent historical trading range. The Model also incorporates additional quantitative trading indicators that include relative strength, momentum, moving averages, breakouts and overbought/oversold conditions and trend-identification. Mean reversion is the primary indicator of a buying opportunity for the Fund, while the additional quantitative trading indicators confirm the existence of a buying opportunity. The additional quantitative trading indicators may be applied in the discretion of Adviser based on its assessment of the prevailing market environment.

The Model evaluates the historical trading range for a given Index Market Exposure to identify instances when the Index Market Exposure trades outside this range. Based on prevailing market conditions and short-term price movement analysis, the Model indicates when short term opportunities for gains may exist. The Model generally defines historical trading range as the spread between an Index Market Exposure’s highest and lowest trade price during a short period of time, typically 1-20 days. The Model generates daily signals (“buy” or “no buy”) for a particular Index Market Exposure indicating whether or not, taking into account the prevailing market environment, a short-term trading opportunity has been identified. The Fund generally exits positions when the Model indicates that the trading price for an Index Market Exposure position has risen above (fallen below) the Model’s pre-defined price thresholds. When the Model’s signals prompt the Fund to divest, in whole or in part, from Portfolio Instruments, the Fund typically will invest in money market funds, ultra-short term bond funds and comparable investments (collectively, “Defensive Investments”) in an effort to preserve capital. The Adviser selects among Defensive Investments primarily based on the Adviser’s assessment of their current yield. The Fund typically invests in Defensive Investments, sometimes for extended periods of time, until the Model indicates “buy” signals in the equity markets.

Trades involving Portfolio Instruments generally are short-term in nature (1 to 14 days), depending on prevailing market conditions, which may involve active and frequent trading and high portfolio turnover. However, certain trades could span longer periods of time, depending on market conditions. At times, the Systematic Opportunities Fund’s investments may be indirectly focused on one or more sectors or areas of the economy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Systematic Opportunities Fund by showing changes in the Systematic Opportunities Fund’s performance from year to year and by showing how the Systematic Opportunities Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. The Fund changed its primary benchmark index from the Dow Jones Moderate Portfolio Index to the Bloomberg U.S. Aggregate Bond Index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The Dow Jones Moderate Portfolio Index is included as an additional comparative index since it is representative of the market sectors in which the Fund may invest. How the Systematic Opportunities Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Systematic Opportunities Fund will perform in the future. The Systematic Opportunities Fund changed its investment objective and principal investment strategies on March 30, 2023. Prior to March 30, 2023 the Fund was known as the Q3 All-Season Sector Rotation Fund and the performance prior to March 30, 2023 reflects the Systematic Opportunities Fund’s prior investment objective and principal investment strategies. The Systematic Opportunities Fund further changed its principal investment strategies again on October 11, 2024. The performance of the Systematic Opportunities Fund may have differed if the Systematic Opportunities Fund had instead pursued its current investment objective and principal investment strategies. The following bar chart shows the performance of the Systematic Opportunities Fund’s Institutional Class Shares. The returns for the Systematic Opportunities Fund’s C Class Shares will be lower than the Institutional Class Shares’ returns shown in the bar chart because the expenses of the Fund’s C Class Shares classes are higher. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399 or by visiting http://www.q3allseasonfunds.com/funds/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Systematic Opportunities Fund by showing changes in the Systematic Opportunities Fund’s performance from year to year and by showing how the Systematic Opportunities Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-784-2399
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.q3allseasonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Systematic Opportunities Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Systematic Opportunities Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest	10.89%	(quarter ended December 31, 2020)
Lowest	(16.60%)	(quarter ended March 31, 2020)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Systematic Opportunities Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.60%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary. Average Annual Total Returns are not presented for the Systematic Opportunities Fund’s C Class shares because these shares were not offered prior to the date of this Prospectus.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Systematic Opportunities Fund.
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	A Systematic Opportunities Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Systematic Opportunities Fund. A Systematic Opportunities Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The success of the Systematic Opportunities Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the

Systematic Opportunities Fund and there is no assurance that the Systematic Opportunities Fund will achieve its investment objective. Because of the types of securities in which the Systematic Opportunities Fund invests and the investment techniques the Adviser uses, the Systematic Opportunities Fund is designed for investors who are investing for the long term. The Systematic Opportunities Fund will be subject to the following principal risks:

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Derivatives Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Securities Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Systematic Opportunities Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.

In addition, the Systematic Opportunities Fund’s use of futures contracts creates leverage, which can magnify the Funds’ potential for gain or loss and therefore amplify the effect of market volatility on the Funds’ share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund’s use of derivatives or derivatives transactions may expose it to various risks, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk, and legal risk. Leverage occurs when the Fund uses derivatives (such as futures contracts), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund’s initial investment. The use of leverage magnifies changes in the Fund’s net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage may lower the Fund’s overall returns. There can be no guarantee that the Fund’s use of leverage will be successful. Market risk generally refers to risk from potential adverse market movements in relation to a Fund’s derivatives transactions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures. Counterparty risk generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its contractual obligations under the transaction, and the related risks of having concentrated exposure to such a counterparty. Liquidity risk generally refers to risk involving the liquidity demands that derivatives transactions can create to make payments of margin, collateral or settlement obligations to counterparties. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Futures Contract Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Futures Contract Risk: Futures contracts involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on futures contracts may substantially exceed the amount invested in these instruments. Transaction costs are incurred in opening and closing futures contract positions.

○	The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

○	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

○	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

○	losses caused by unanticipated market movement, which are potentially unlimited;

○	the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

○	the possibility that a counterparty will default in the performance of its obligations;

○	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

○	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

○	possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Systematic Opportunities Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Systematic Opportunities Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Systematic Opportunities Fund) could change drastically and rapidly and, therefore, adversely affect the Systematic Opportunities Fund.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Investment Style And Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Systematic Opportunities Fund may underperform relative to other mutual funds that employ similar investment strategies. The Systematic Opportunities Fund’s systematic style may not be implemented successfully, negatively affecting the Systematic Opportunities Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Quantitative Model Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. Quantitative models used by the Adviser may not effectively identify distinct market states and may cause the Systematic Opportunities Fund to underperform other investment strategies. Flaws or errors in the Adviser’s quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Because at times the Systematic Opportunities Fund’s investments may be indirectly focused on one or more sectors or areas of the economy, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors. This may increase the risk of loss of an investment in the Systematic Opportunities Fund and increase the volatility of the Systematic Opportunities Fund’s NAV per share.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. The Systematic Opportunities Fund may invest directly or indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The prices of equity securities in which the Systematic Opportunities Fund invests indirectly through Index Futures, ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Systematic Opportunities Fund to potential losses.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Fund Of Funds Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open-end) subject the Systematic Opportunities Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Systematic Opportunities Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Systematic Opportunities Fund invests in addition to the Systematic Opportunities Fund’s direct fees and expenses. In addition, under the 1940 Act, the Systematic Opportunities Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Systematic Opportunities Fund may own.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

○	Investment Limitation Risk. Under the 1940 Act, the Systematic Opportunities Fund generally may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless the Fund is able to rely on exemptions from the 3% limitation, such as Rule 12d1-4 under the 1940 Act. The 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

○	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Systematic Opportunities Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Systematic Opportunities Fund’s NAV is reduced for undervalued ETFs it holds, and that the Systematic Opportunities Fund receives less than NAV when selling an ETF).

○	Tracking Risk. Index-based ETFs and mutual funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs and mutual funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede an ETF’s or mutual fund’s ability to track its applicable indices or match its performance.

○	Sampling Risk. Index-based ETFs and mutual funds may utilize a representative sampling approach to track their respective underlying indices. Index-based ETFs and mutual funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF or mutual fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF or mutual fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an ETF or mutual fund could result in a greater decline in NAV than would be the case if the ETF or mutual fund held all of the securities in the underlying index.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Fixed Income E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed-Income ETF Risk. There are risks associated with the potential investment of the Systematic Opportunities Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

○	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

○	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

○	Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Systematic Opportunities Fund, which may lower the Systematic Opportunities Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Systematic Opportunities Fund’s returns and increase taxable distributions to shareholders.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QASOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	567
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,913
Annual Return 2020	rr_AnnualReturn2020	3.90%	[4]
Annual Return 2021	rr_AnnualReturn2021	5.76%	[4]
Annual Return 2022	rr_AnnualReturn2022	(11.01%)	[4]
Annual Return 2023	rr_AnnualReturn2023	10.92%	[4]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | C Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QCSOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets		[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.55%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,885
Q3 ALL-SEASON TACTICAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Q3 ALL-SEASON TACTICAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Q3 All-Season Tactical Fund (the “Tactical Fund”) seeks a positive rate of return over a calendar year regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Tactical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tactical Fund’s performance. During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 2,004% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2004.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratio of expenses to the average net assets in the Tactical Fund’s Financial Highlights because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Tactical Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in a combination of futures contracts on long-term U.S. Treasuries and the S&P 500 or NASDAQ (“Index Futures”), and investments, in money market funds, U.S. Treasury securities, and short-term bonds (“Fixed Income Investments”). The Fund, however, may invest in exchange-traded funds (“ETFs”) and open-end mutual funds that provide exposure to broad-based U.S. equity securities indices (collectively, with Index Futures, “Portfolio Instruments”) rather than in Index Futures. Investments by the Fund in mutual funds or ETFs would be determined at the discretion of the Adviser based on several factors, including: market volatility, liquidity of trading vehicles, and trade execution costs. The percentage of the Fund’s net assets invested in futures contracts may fluctuate over time but under normal circumstances is generally expected to represent less than 10% of the Fund’s net assets based on mark-to-market values. However, the Fund’s notional exposure from derivative instruments may at times equal 100% of the Fund’s net assets. Under normal circumstances, the balance of the Fund’s net assets generally will be invested in Fixed Income Investments in an effort to generate income for the Fund.

In managing the Fund, the Adviser utilizes a tactical, systematic strategy that relies on a proprietary algorithmic model developed by the Adviser that incorporates trend analysis (the “Model”). Trend analysis refers to the concept that the market price of a particular equity securities index (“Index Market Exposure”) will often exhibit autocorrelation. That is, when the index establishes a direction, either up or down, it will tend to maintain that direction for a certain length of time, depending on market conditions. For example, if the price of a given Index Market Exposure was to increase steadily over several weeks, the Model may signal this to be a buying opportunity for that Index Market Exposure, based on the belief that the price for the Index Market Exposure is likely to continue rising. The Model also incorporates additional quantitative trading indicators that include mean-reversion, relative strength, momentum, moving averages, breakouts, and overbought/oversold conditions. Trend analysis is the primary indicator of a buying opportunity for the Fund, while the additional quantitative trading indicators confirm the existence of a buying opportunity. The additional quantitative trading indicators may be applied at the discretion of Adviser based on its assessment of the prevailing market environment.

The Model generates daily signals (“buy” or “no buy”) for a particular Index Market Exposure indicating whether or not, taking into account the existence of a market trending upward or downward on average, a trading opportunity has been identified. The Fund generally exits positions when the Model indicates that the prevailing trend for an Index Market Exposure is likely to reverse, or the volatility of the Index is elevated. When the Model’s signals prompt the Fund to divest, in whole or in part, from Portfolio Instruments, the Fund will look to other signals, such as mean-reversion, to determine if alternate equity investments are warranted. If no such equity signals trigger, the Fund will evaluate the Treasury bond market to determine if trends exist in that market. If so, the Fund may take long, or inverse positions in Treasury bond instruments. If the Treasury market is not deemed appropriate for investment, the Fund will invest in money market funds, ultra-short term bond funds or comparable investments (collectively, “Defensive Investments”) in an effort to preserve capital. The Fund typically invests in Defensive Investments, sometimes for extended periods of time, until the Model indicates “buy” signals in the equity markets.

Trades involving Portfolio Instruments may, at times, be short-term in nature depending on prevailing market conditions, which may involve active and frequent trading and high portfolio turnover. However, certain trades could span longer periods of time, depending on market conditions. At times, the Tactical Fund’s investments may be indirectly focused on one or more sectors or areas of the economy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical Fund’s performance from year to year and by showing how the Tactical Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future. The following bar chart shows the performance of the Tactical Fund’s Institutional Class Shares. The returns for the Tactical Fund’s C Class Shares will be lower than the Institutional Class Shares’ returns shown in the bar chart because the expenses of the Fund’s C Class Shares are higher. Updated performance information, current through the most recent month end, is available by calling 1-855-784-2399 or by visiting www.q3allseasonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical Fund’s performance from year to year and by showing how the Tactical Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-784-2399
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.q3allseasonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest	13.27%	(quarter ended December 31, 2020)
Lowest	(15.95%)	(quarter ended March 31, 2022)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Tactical Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.

Q3 ALL-SEASON TACTICAL FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Q3 ALL-SEASON TACTICAL FUND | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Q3 ALL-SEASON TACTICAL FUND | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund.
Q3 ALL-SEASON TACTICAL FUND | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	A Tactical Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Q3 ALL-SEASON TACTICAL FUND | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund. A Tactical Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The success of the Tactical Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Tactical Fund and there is no assurance that the Tactical Fund will achieve its investment objective. Because of the types of securities in which the Tactical Fund invests and the investment techniques the Adviser uses, the Tactical Fund is designed for investors who are investing for the long term. The Tactical Fund will be subject to the following principal risks:

Q3 ALL-SEASON TACTICAL FUND | Derivatives Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Securities Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Tactical Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.

In addition, the Tactical Fund’s use of futures contracts creates leverage, which can magnify the Funds’ potential for gain or loss and therefore amplify the effect of market volatility on the Funds’ share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund’s use of derivatives or derivatives transactions may expose it to various risks, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk, and legal risk. Leverage occurs when the Fund uses derivatives (such as futures contracts), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund’s initial investment. The use of leverage magnifies changes in the Fund’s net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage may lower the Fund’s overall returns. There can be no guarantee that the Fund’s use of leverage will be successful. Market risk generally refers to risk from potential adverse market movements in relation to a Fund’s derivatives transactions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures. Counterparty risk generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its contractual obligations under the transaction, and the related risks of having concentrated exposure to such a counterparty. Liquidity risk generally refers to risk involving the liquidity demands that derivatives transactions can create to make payments of margin, collateral or settlement obligations to counterparties. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Q3 ALL-SEASON TACTICAL FUND | Futures Contract Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Futures Contract Risk: Futures contracts involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on futures contracts may substantially exceed the amount invested in these instruments. Transaction costs are incurred in opening and closing futures contract positions.

○	The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

○	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

○	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

○	losses caused by unanticipated market movement, which are potentially unlimited;

○	the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

○	the possibility that a counterparty will default in the performance of its obligations;

○	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

○	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

○	possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Q3 ALL-SEASON TACTICAL FUND | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Tactical Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Tactical Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Tactical Fund) could change drastically and rapidly and, therefore, adversely affect the Tactical Fund.

Q3 ALL-SEASON TACTICAL FUND | Investment Style And Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Tactical Fund may underperform relative to other mutual funds that employ similar investment strategies. The Tactical Fund’s sector rotation style may not be implemented successfully, negatively affecting the Tactical Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Q3 ALL-SEASON TACTICAL FUND | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Because at times the Tactical Fund may emphasize investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Tactical Fund and increase the volatility of the Tactical Fund’s NAV per share.

Q3 ALL-SEASON TACTICAL FUND | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. Due to the active management of the Tactical Fund by the Adviser, the Tactical Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Q3 ALL-SEASON TACTICAL FUND | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. The Tactical Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Q3 ALL-SEASON TACTICAL FUND | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The prices of equity securities in which the Tactical Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Tactical Fund to potential losses.

●	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Q3 ALL-SEASON TACTICAL FUND | Fund Of Funds Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Tactical Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Tactical Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Tactical Fund invests in addition to the Tactical Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Tactical Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Tactical Fund may own.

Q3 ALL-SEASON TACTICAL FUND | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

○	Investment Limitation Risk. Under the 1940 Act, the Tactical Fund generally may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless the Fund is able to rely on exemptions from the 3% limitation, such as Rule 12d1-4 under the 1940 Act. The 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal.

○	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Tactical Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Tactical Fund’s NAV is reduced for undervalued ETFs it holds, and that the Tactical Fund receives less than NAV when selling an ETF).

○	Tracking Risk. Index-based ETFs and mutual funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs and mutual funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede an ETF’s or mutual fund’s ability to track its applicable indices or match its performance.

○	Sampling Risk. Index-based ETFs and mutual fund’s may utilize a representative sampling approach to track their respective underlying indices. Index-based ETFs and mutual funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF or mutual fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF or mutual fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an ETF or mutual fund could result in a greater decline in NAV than would be the case if the ETF or mutual fund held all of the securities in the underlying index.

Q3 ALL-SEASON TACTICAL FUND | Fixed Income E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed-Income ETF Risk. There are risks associated with the potential investment of the Tactical Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

○	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

○	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in fixed-income securities may fall because fixed-income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Tactical Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

○	Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Q3 ALL-SEASON TACTICAL FUND | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Tactical Fund, which may lower the Tactical Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Tactical Fund’s returns and increase taxable distributions to shareholders.

Q3 ALL-SEASON TACTICAL FUND | Inverse E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inverse ETF Risk. Inverse ETFs (also called “short ETFs” or “bear ETFs”) are subject to additional risk not generally associated with traditional ETFs. To the extent the Tactical Fund invests in inverse ETF, the value of the Tactical Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is opposite from the traditional equity or bond fund. The net asset value and market price of inverse ETFs are normally more volatile than the value of the tracked index or of other ETFs that do not use leverage. Due to the compounding of daily returns, holding periods of greater than one day can result in returns that are significantly different than the target return. During periods of high volatility, the effects of compounding returns may cause an inverse ETF’s investment results for periods longer than a single day to substantially vary from 1X of the inverse of the underlying index’s return. The Adviser attempts to mitigate such deviations by periodically rebalancing positions.

Q3 ALL-SEASON TACTICAL FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAITX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.83%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.83%	[6],[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,148
Annual Return 2020	rr_AnnualReturn2020	26.30%	[8]
Annual Return 2021	rr_AnnualReturn2021	16.83%	[8]
Annual Return 2022	rr_AnnualReturn2022	(37.71%)	[8]
Annual Return 2023	rr_AnnualReturn2023	23.71%	[8]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Q3 ALL-SEASON TACTICAL FUND | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.71%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Q3 ALL-SEASON TACTICAL FUND | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Q3 ALL-SEASON TACTICAL FUND | C Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QACTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.18%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.18%	[6],[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,485
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019

[1]	During the fiscal year ended November 30, 2023, the Adviser recouped $363,830 of prior years’ management fee reductions and expense reimbursements.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to the average net assets in the Systematic Opportunities Fund’s Financial Highlights, because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
[3]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to an amount not exceeding 2.79% of the C Class shares’ and 1.79% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Systematic Opportunities Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2026, this agreement may not be modified or terminated without the approval of the Systematic Opportunities Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Systematic Opportunities Fund if the Systematic Opportunities Fund’s investment advisory agreement (the “Systematic Opportunities Fund’s Advisory Agreement”) with the Adviser is terminated.
[4]	The Systematic Opportunities Fund’s year-to-date return through September 30, 2024 was 2.62%.
[5]	Other Expenses are estimated.
[6]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratio of expenses to the average net assets in the Tactical Fund’s Financial Highlights because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
[7]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Tactical Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Tactical Fund’s business;) to an amount not exceeding 2.94% of the C Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Tactical Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2026, this agreement may not be modified or terminated without the approval of the Tactical Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Tactical Fund if the Tactical Fund’s investment advisory agreement (the “Tactical Fund’s Advisory Agreement”) with the Adviser is terminated.
[8]	The Tactical Fund’s year-to-date return through September 30, 2024 was 14.17%.